Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 17,994,686		$ 17,979,444	$ 16,819,621
Effects on initial application of IFRS 16				(31,904)
Adjusted Balance On Property Plant And Equipment				16,787,717
Additions	6,552,702		4,133,615	4,896,656
Disposals	(76,375)		(19,358)	(25,785)
Reclassifications	0		0	26,618
Depreciation expenses	(4,355,032)		(4,098,993)	(3,695,815)
Impairment losses	(4,843)			(9,938)
Exchange adjustments	(17)		(22)	(9)
Ending Balance	20,111,121	$ 724,986	17,994,686	17,979,444
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	452,738		452,738	452,738
Adjusted Balance On Property Plant And Equipment				452,738
Additions	0		0	0
Disposals	0		0	0
Reclassifications	0		0	0
Depreciation expenses	0		0	0
Ending Balance	452,738		452,738	452,738
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	4,092,286		4,095,929	3,908,731
Adjusted Balance On Property Plant And Equipment				3,908,731
Additions	1,345		132,572	116,238
Disposals	0		0	0
Reclassifications	673,208		258,421	455,792
Depreciation expenses	(423,283)		(394,636)	(384,832)
Ending Balance	4,343,556		4,092,286	4,095,929
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	11,348,297		11,163,121	10,232,093
Adjusted Balance On Property Plant And Equipment				10,232,093
Additions	11,829		592,565	2,334,358
Disposals	(66,873)		(8,940)	(16,033)
Reclassifications	4,890,400		2,336,238	1,111,715
Depreciation expenses	(2,896,612)		(2,734,667)	(2,489,070)
Impairment losses	(4,843)			(9,938)
Exchange adjustments	(13)		(20)	(4)
Ending Balance	13,282,185		11,348,297	11,163,121
Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	952,361		896,476	742,179
Adjusted Balance On Property Plant And Equipment				742,179
Additions	407		409,832	781,465
Disposals	(9,502)		(3,121)	(9,336)
Reclassifications	690,346		398,798	7,880
Depreciation expenses	(795,622)		(749,624)	(625,712)
Ending Balance	837,990		952,361	896,476
Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	509,397		434,791	413,988
Effects on initial application of IFRS 16				(31,904)
Adjusted Balance On Property Plant And Equipment				382,084
Additions	189		142,776	224,287
Disposals	0		(7,297)	(416)
Reclassifications	241,656		159,195	25,042
Depreciation expenses	(239,515)		(220,066)	(196,201)
Exchange adjustments	(4)		(2)	(5)
Ending Balance	511,723		509,397	434,791
Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	639,607		936,389	1,069,892
Adjusted Balance On Property Plant And Equipment				1,069,892
Additions	6,538,932		2,855,870	1,440,308
Disposals	0		0	0
Reclassifications	(6,495,610)		(3,152,652)	(1,573,811)
Depreciation expenses	0		0	0
Ending Balance	682,929		639,607	936,389
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	73,187,794		70,401,687	67,064,936
Ending Balance	78,108,945		73,187,794	70,401,687
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	452,738		452,738	452,738
Ending Balance	452,738		452,738	452,738
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	11,212,129		10,821,972	10,254,531
Ending Balance	11,877,419		11,212,129	10,821,972
Gross carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	53,246,474		51,244,512	48,274,171
Ending Balance	57,176,339		53,246,474	51,244,512
Gross carrying amount [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	5,451,547		5,008,321	4,402,711
Ending Balance	5,574,316		5,451,547	5,008,321
Gross carrying amount [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,185,299		1,937,755	2,610,893
Ending Balance	2,345,204		2,185,299	1,937,755
Gross carrying amount [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	639,607		936,389	1,069,892
Ending Balance	682,929		639,607	936,389
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(55,193,108)		(52,422,243)	(50,245,315)
Ending Balance	(57,997,824)		(55,193,108)	(52,422,243)
Accumulated depreciation and impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	0		0	0
Ending Balance	0		0	0
Accumulated depreciation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(7,119,843)		(6,726,043)	(6,345,800)
Ending Balance	(7,533,863)		(7,119,843)	(6,726,043)
Accumulated depreciation and impairment [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(41,898,177)		(40,081,391)	(38,042,078)
Ending Balance	(43,894,154)		(41,898,177)	(40,081,391)
Accumulated depreciation and impairment [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,499,186)		(4,111,845)	(3,660,532)
Ending Balance	(4,736,326)		(4,499,186)	(4,111,845)
Accumulated depreciation and impairment [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(1,675,902)		(1,502,964)	(2,196,905)
Ending Balance	(1,833,481)		(1,675,902)	(1,502,964)
Accumulated depreciation and impairment [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	0		0	0
Ending Balance	$ 0		$ 0	$ 0